OMB APPROVAL
UNITED STATES	OMB Number: 3235-0582
SECURITIES AND EXCHANGE COMMISSION	Expires: March 31, 2006
Washington, D.C. 20549	Estimated average burden hours per response......14.4

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-1596

FPA Capital Fund, Inc.
(Exact name of registrant as specified in charter)

	11400 W. Olympic Blvd., Ste. 1200, Los Angeles, CA	90064
	(Address of principal executive offices)	(Zip code)

J. Richard Atwood, Treasurer

FPA Capital Fund, Inc.

11400 W. Olympic Blvd., Ste. 1200, Los Angeles, CA 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:	310-473-0225

Date of fiscal year end:	3/31

Date of reporting period:	7/1/05 to 6/30/06

Item 1.           Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

(d)	The Shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

FPA Capital Fund, Inc. Proxy Voting

Issuer	Ticker	CUSIP	Mtg Date	Matter	Issr or Shdr Proposal	Voted Y/N	How Voted	For or Against Mgmt
National Oilwell	NOV	637071101	7/22/2005	1. Election of Directors	Issuer	Y	For	For
Varco, Inc.				2. Ratification of independent auditors	Issuer	Y	For	For
Exabyte	EXBT	300615101	7/29/2005	1. Election of Directors	Issuer	Y	For	For
Corporation				2. Ratify the appointment of Ehrhardt Keefe Steiner & Hottman P.C. as independent auditors for the year ending December 31, 2005.	Issuer	Y	For	For
				3. Approve an amendment to the employee stock purchase plan.	Issuer	Y	For	For

4. Approve amendments to the restated certificate of incorporation to effect a reverse split of the outstanding common stock pursuant to which any whole number of outstanding shares between and including two and 15 would be combined into one share of the common stock, and to authorize the board, in its sole discretion, to select and file one of these amendment.

					Issuer	Y	For	For
Fleetwood	FLE	339099103	9/13/2005	1. Election of Directors	Issuer	Y	For	For
Enterprises, Inc.				2. Approve the 2005 senior executive short-term incentive compensation plan.	Issuer	Y	For	For
				3. Ratify the appointment of Ernst & Young LLP as the independent registered public accounting firm for fiscal 2006.	Issuer	Y	For	For
Avnet, Inc.	AVT	053807103	11/10/2005	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of appointment of KPMG LLP as the independent public accounting firm for the fiscal year ending July 1, 2006.	Issuer	Y	For	For
Zale Corporation	ZLC	988858106	11/11/2005	1. Election of Directors	Issuer	Y	For	For

2. Approve an amendment to the Zale Corporation 2003 stock incentive plan to authorize the grant of time-vesting and performance-based restricted stock units and to establish categories of performance goals.

					Issuer	Y	For	For
				3. Approve the Zale Corporation outside directors’ 2005 stock incentive plan.	Issuer	Y	For	For

				4. Ratify the appointment of KPMG LLP as the company’s independent registered public accounting firm for the fiscal year ending July 31, 2006.	Issuer	Y	For	For
Thor Industries, Inc.	THO	885160101	12/6/2005	1. Election of Directors	Issuer	Y	For	For
Hutchinson	HTCH	448407106	1/25/2006	1. Election of Directors	Issuer	Y	For	For
Technology Incorporated				2. Ratification of the appointment of Deloitte & Touche LLP as independent public accountants for the 2006 fiscal year.	Issuer	Y	For	For
Reebok International Ltd.	RBK	758110100	1/25/2006

1. To approve the agreement and plan of merger (the “Agreement and Plan of Merger”), dated as of August 2, 2005, among Adidas-Salomon AG, Ruby Merger Corporation, a wholly owned subsidiary of Adidas-Salomon AG, and Reebok International Ltd., pursuant to which Ruby Merger Corporation will be merged with and into Reebok International Ltd. (the “Merger”).

					Issuer	Y	For	For

2. To grant the persons named as proxies discretionary authority to vote to adjourn the special meeting, if necessary, to satisfy the conditions to completing the Merger as set forth in the Agreement and Plan of Merger, including for the purpose of soliciting proxies to vote in favor of the Agreement and Plan of Merger.

					Issuer	Y	For	For
Arrow	ARW	042735100	5/2/2006	1. Election of Directors	Issuer	Y	For	For
Electronics, Inc.				2. Ratification of the appointment of Ernst & Young LLP as independent auditors for the fiscal year ending December 31, 2006.	Issuer	Y	For	For
Horace Mann	HMN	440327104	5/24/2006	1. Election of Directors	Issuer	Y	For	For
Educators Corporation				2. Ratification of the appointment of KPMG LLP, an independent registered public accounting firm, as the auditors for the year ending December 31, 2006.	Issuer	Y	For	For
Ensco	ENSCO	26874Q100	5/9/2006	1. Election of Directors	Issuer	Y	For	For
International Incorporated				2. Ratification of the audit committee’s appointment of KPMG LLP as independent accountants for 2006.	Issuer	Y	For	For

Mercury General Corporation	MCY	589400100	5/10/2006	1. Election of Directors	Issuer	Y	For	For
National Oilwell	NOV	637071101	5/17/2006	1. Election of Directors	Issuer	Y	For	For
Varco, Inc.				2. Ratification of independent auditors.	Issuer	Y	For	For
Rosetta Resources, Inc.	ROSE	777779109	6/14/2006	1. Election of Directors	Issuer	Y	For	For
American Greetings Corporation	AM	026375105	6/23/2006	1. Election of Directors	Issuer	Y	For	For
Apria Healthcare	AHG	037933108	4/21/2006	1. Election of Directors	Issuer	Y	For	For
Group Inc.				2. Ratification of the appointment of Deloitte & Touche LLP as the company’s independent registered public accounting firm for the fiscal year ending December 31, 2006.	Issuer	Y	For	For
Big Lots, Inc.	BLI	089302103	5/25/2006	1. Election of Directors	Issuer	Y	For	For
				2. Approval of the 2006 bonus plan.	Issuer	Y	For	For
Champion Enterprises, Inc.	CHB	158496109	5/3/2006	1. Election of Directors	Issuer	Y	For	For
Charming Shoppes, Inc.	CHRS	161133103	6/22/2006	1. Election of Directors	Issuer	Y	For	For
Coachmen Industries, Inc.	COA	189873102	5/4/2006	1. Election of Directors	Issuer	Y	For	For
Exabyte	EXBY	300615200	6/8/2006	1. Election of Directors	Issuer	Y	For	For
Corporation				2. Ratify the appointment of Ehrhardt Keefe Steiner & Hottman P.C. as independent auditors for the year ending December 31, 2006.	Issuer	Y	For	For
Foot Locker,	FL	344849104	5/24/2006	1. Election of Directors	Issuer	Y	For	For
Inc.				2. Ratification of appointment of independent registered public accountants.	Issuer	Y	For	For
				3. Re-approval of the performance goals under the long-term incentive compensation plan.	Issuer	Y	For	For
Michaels Stores,	MIK	594087108	6/20/2006	1. Election of Directors	Issuer	Y	For	For
Inc.				2. Ratification of the audit committee’s selection of Ernst & Young LLP as independent registered public accounting firm for fiscal 2006.	Issuer	Y	For	For
Rent-A-Center,	RCII	76009N100	5/19/2006	1. Election of Directors	Issuer	Y	For	For
Inc.				2. Approval of the Rent-A-Center, Inc. 2006 long-term incentive plan as set forth in the accompanying proxy statement.	Issuer	Y	For	For
Ross Stores, Inc.	ROST	778296103	5/18/2006	1. Election of Directors	Issuer	Y	For	For
				2. Approve the company’s second amended and restated incentive compensation plan.	Issuer	Y	For	For

				3. Ratify the appointment of Deloitte & Touche LLP as the company’s independent registered public accounting firm for the fiscal year ending February 3, 2007.	Issuer	Y	For	For
Rowan	RDC	779382100	4/28/2006	1. Election of Directors	Issuer	Y	For	For
Companies, Inc.				2. Ratification of the appointment of Deloitte & Touche LLP as independent auditors for 2006.	Issuer	Y	For	For
Trinity	TRN	896522109	5/15/2006	1. Election of Directors	Issuer	Y	For	For
Industries, Inc.				2. To approve ratification of Ernst & Young LLP as independent registered public accounting firm for fiscal year ending December 31, 2006.	Issuer	Y	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FPA Capital Fund, Inc.

By (Signature and Title)*	/s/ J. Richard Atwood, Treasurer

Date	7/31/06

* Print the name and title of each signing officer under his or her signature.